Other capital reserve - Changes in 2016 Stock Option and Incentive Plan (Details) - 2016 Plan - Options	12 Months Ended
	Mar. 31, 2019 USD ($) Options	Mar. 31, 2019 INR (₨) Options	Mar. 31, 2018 USD ($) Options	Mar. 31, 2018 INR (₨) Options	Mar. 31, 2017 INR (₨) Options
Number of shares
Number of options outstanding at the beginning of the year | Options	337,749	337,749	0	0
Granted during the year | Options	29,269	29,269	337,749	337,749
Forfeited during the year | Options	54,389	54,389
Number of options outstanding at the end of the year | Options	312,629	312,629	337,749	337,749	0
Vested and not exercised | Options		127,705		18,550
Weighted average exercise price of share options
Options outstanding at the beginning of the year		₨ 591.99
Granted during the year		406.10		₨ 591.99
Forfeited during the year		668.82
Options outstanding at the end of the year		601.01		591.99
Vested and not exercised		₨ 590.06		₨ 606.26
Weighted average remaining contractual life	4 years 11 months 9 days	4 years 11 months 9 days	6 years 1 month 2 days	6 years 1 month 2 days
Share based compensation cost		₨ 19,891,000		₨ 7,748,000	₨ 0
Valuation inputs
Weighted average Fair value of ordinary share at the measurement date | $	$ 5.67		$ 7.09
Dividend Yield	0.00%	0.00%	0.00%	0.00%
Minimum
Weighted average exercise price of share options
Exercise price		₨ 380.38		₨ 508.51
Valuation inputs
Risk-free interest rate	2.76%	2.76%	2.31%	2.31%
Expected volatility	38.63%	38.63%	36.10%	36.10%
Expected life of share options	2 years 3 months 7 days	2 years 3 months 7 days	2 years 6 months 7 days	2 years 6 months 7 days
Maximum
Weighted average exercise price of share options
Exercise price		₨ 691.60		₨ 651.10
Valuation inputs
Risk-free interest rate	2.80%	2.80%	2.42%	2.42%
Expected volatility	40.64%	40.64%	36.55%	36.55%
Expected life of share options	4 years 11 months 23 days	4 years 11 months 23 days	4 years 11 months 12 days	4 years 11 months 12 days